CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 1,807	$ 4,299	$ 1,109
Accounts receivable, net	227	1,043	7
Costs in excess of billings	329	0
Inventories, net	134	65	74
Other current assets	1,154	289	205
Total Current Assets	3,651	5,696	1,395
Property and equipment, net	568	560	241
Other assets	58	61	74
Total Assets	4,277	6,317	1,710
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	1,820	722	812
Convertible debt in default			4,133
Accrued payroll taxes	687	1,470	4,972
Billings in excess of costs	3,234	1,880
Deferred revenue			398
Other current liabilities	1,426	1,995	1,708
Total Current Liabilities	7,167	6,067	12,023
Long Term Liabilities:
Deferred compensation retirement plan for officers, net of current portion			229
Derivative liability	2,186	2,852	2,559
Convertible debt	1,515	8,892	1,370
Other long term liabilities	222	180
Total Long Term Liabilities	3,923	11,924	4,158
Total Liabilities	11,090	17,991	16,181
Stockholders' Deficiency:
Common Stock Value	57	55	54
Additional paid-in capital	96,024	79,345	66,711
Accumulated deficit	(102,989)	(91,118)	(81,268)
Treasury stock value	(18)	(18)	0
Total ThermoEnergy Corporation Stockholders' Deficiency	(6,807)	(11,674)	(14,471)
Noncontrolling interest	(6)	0
Total Stockholders' Deficiency	(6,813)	(11,674)	(14,471)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	4,277	6,317	1,710
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock Value	2	2	2
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock Value	$ 117	$ 60	$ 30